Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,134,000
Previously Paid Amount	0.00
Total Fee Amount	294.70
Total Offset Amount	0.00
Net Fee	$ 294.70